Inventory	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
INVENTORY

NOTE 8 – INVENTORY:

Composed as follows:

	December 31
	2022	2021
	USD in thousands

Goods in transit	8	161
Finished goods	1,783	1,066
	1,791	1,227

As of December 31, 2022 and 2021, the inventory is derived from Jeffs’ Brands.